Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales	$ 51,117	$ 42,894	$ 45,704
Cost of sales	42,149	34,903	37,308
Gross margin	8,968	7,991	8,396
Engineering, selling & administrative	8,677	8,137	8,033
Operating earnings (loss)	291	(146)	363
Other expense (income):
Interest	113	120	184
Other (income)	(1)	0	(5)
Earnings (loss) before income tax	179	(266)	184
Income tax expense (benefit)	15	(294)	(6)
Net earnings	$ 164	$ 28	$ 190
Basic net earnings per common share (in Dollars per share)	$ 0.01	$ 0.00	$ 0.02
Diluted net earnings per common share (in Dollars per share)	$ 0.01	$ 0.00	$ 0.02
Basic common weighted shares outstanding (in Shares)	11,655,060	11,591,681	11,532,134
Diluted common weighted shares outstanding (in Shares)	11,658,246	11,598,536	11,538,923